Collaborations - Additional Information (Detail)					3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 02, 2015	Sep. 16, 2013 USD ($)	Aug. 20, 2013 USD ($) Licenses	Jun. 29, 2009 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Contract revenue					$ 859,000	$ 297,000	$ 1,531,000	$ 594,000	$ 1,812,500	$ 523,308
ISU Abxis
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Deferred revenue recognition period					4 years				4 years
Deferred revenue					$ 948,000		948,000		$ 1,166,667	1,604,167
Contract revenue					109,000	109,000	219,000	219,000	437,500	145,833
ISU Abxis | Up Front Payment
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Amount received for research and development process		$ 1,750,000
Pfizer Inc
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Collaboration contract revenue					750,000	$ 187,500	1,312,500	$ 375,000	1,375,000	312,500	$ 4,200,000	$ 4,200,000
Deferred revenue recognition period				5 years
Deferred revenue					$ 0		$ 0		$ 1,312,500	$ 1,187,500	12,576,667
Milestone and other contingent payments received											7,000,000	4,000,000
Number of Non-refundable annual license maintenance payments | Licenses			2
Non-refundable annual license maintenance payments			$ 1,500,000
Effective termination notice period	60 days
Pfizer Inc | Period 1
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
license maintenance payable period			Aug. 01, 2014
Pfizer Inc | Period 2
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
license maintenance payable period			Aug. 01, 2013
Pfizer Inc | Up Front Payment
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Amount received for research and development process				$ 21,000,000
Pfizer Inc | Research Services
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Collaboration contract revenue											$ 1,602,079	$ 2,931,541